Income Taxes - Additional Information (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax [Line Items]
Income tax expense recognized			$ 72,000	$ 7,000	$ (101,000)
Excess tax benefits from stock-based compensation		$ 3,412,000	3,412,000
Research and development carryforwards			12,739,000	12,044,000
Deferred tax assets valuation allowance increase (Decrease)			15,026,000	17,110,000
Cumulative tax deductions for periods of net loss from exercises of stock options	$ 3,915,000		3,915,000
Recognized interest and penalty related to unrecognized tax benefit			0	0	0
Federal Income Tax
Income Tax [Line Items]
Net operating loss carryforwards			259,168,000	233,170,000	187,752,000
Research and development carryforwards			$ 13,468,000	12,773,000	10,762,000
Net operating loss carry forwards expire period			2024
Research and development tax credit carryforward expiration period			2021
State Income Tax Credits
Income Tax [Line Items]
Net operating loss carryforwards			$ 244,994,000	219,792,000	176,296,000
Research and development carryforwards			$ 587,000	$ 587,000	$ 587,000
Net operating loss carry forwards expire period			2019
Research and development tax credit carryforward expiration period			2021
2010
Income Tax [Line Items]
Increase (decrease) in taxable income	15,064,000		$ 15,064,000
2011
Income Tax [Line Items]
Increase (decrease) in taxable income	(1,076,000)		(1,076,000)
2012
Income Tax [Line Items]
Increase (decrease) in taxable income	$ (13,988,000)		$ (13,988,000)